Ordinary shares (Details) $ / shares in Units, ¥ in Millions										12 Months Ended
	Jun. 10, 2020 $ / shares shares	May 19, 2019 USD ($) $ / shares shares	Aug. 28, 2018 shares	Dec. 31, 2017	Jun. 19, 2017 USD ($) $ / shares shares	Dec. 31, 2016	Sep. 22, 2016 USD ($) shares	Nov. 25, 2015 USD ($) shares	Jan. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 shares	Mar. 22, 2018 shares	Jan. 01, 2016 $ / shares shares
Ordinary shares [Line Items]
Prior to the completion of the IPO (in Dollars) | $		$ 50,000
Common stock, shares authorized		50,000,000
Ordinary shares issued					4,315,080			20,000,000									232,451,900	31,665,280
Total consideration (in Dollars) | $									$ 9,788,652
Ordinary shares repurchased					8,630,140
Ordinary shares repurchased price per share (in Dollars per share) | $ / shares					$ 0.96
Ordinary shares repurchased, amount (in Dollars) | $					$ 8,297,880
Reduction of additional paid in capital for cancellation of repurchased ordinary shares (in Dollars) | $					$ 8,298,236
Cumulative revenue (in Yuan Renminbi) | ¥																¥ 500
Dividend Per share (in Dollars per share) | $ / shares										$ 0.00005
Prior to the Completion of the IPO [Member]
Ordinary shares [Line Items]
Number of shares issued upon conversion										122,072,980
2018 Stock Option Scheme [Member]
Ordinary shares [Line Items]
Conversion of shares, basis															55,980,360
Common Stock [Member]
Ordinary shares [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares		$ 0.001
Converted shares			35,004,220
Ordinary shares issued										1,000,000
Ordinary and Preferred Shares [Member]
Ordinary shares [Line Items]
Recast of shares par value (in Dollars per share) | $ / shares		0.00005
Restricted Shares [Member]
Ordinary shares [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares									$ 0.00005
Common stock, shares, outstanding																	162,897,778
Vesting period							4 years		5 years
Ordinary shares, vested															44,426,667	44,426,667
Series A Share Purchase Agreement [Member]
Ordinary shares [Line Items]
Ordinary shares issued									8,400,000
Series A Share Purchase Agreement [Member] | Common Stock [Member]
Ordinary shares [Line Items]
Total consideration (in Dollars) | $									$ 4,056,206
A-1 SPA [Member]
Ordinary shares [Line Items]
Ordinary shares issued								26,575,220
Total consideration (in Dollars) | $								$ 21,555,470
Ordinary shares redemption price compounded annual interest rate						10.00%
A-2 SPA [Member]
Ordinary shares [Line Items]
Ordinary shares issued							8,502,600
Total consideration (in Dollars) | $							$ 10,000,000
Ordinary shares redemption price compounded annual interest rate				12.00%
Board of Directors Chairman [Member] | Ordinary and Preferred Shares [Member]
Ordinary shares [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares		$ 0.00005
Shares subdivided, number of shares		20
Series A Preferred Stock [Member]
Ordinary shares [Line Items]
Ordinary shares issued																			4,000,000
Ordinary shares transferred fair value per share (in Dollars per share) | $ / shares																			$ 0.88
Series A Preferred Stock [Member] | Series A Share Purchase Agreement [Member]
Ordinary shares [Line Items]
Total consideration (in Dollars) | $									$ 25,000,000
Class A Ordinary Shares [Member]
Ordinary shares [Line Items]
Common stock, shares authorized										1,700,000,000	1,700,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares										$ 0.00005	$ 0.00005
Ordinary shares issued										255,898,610	252,412,720
Common stock, shares, outstanding										255,898,610	252,412,720
Shares were issued upon exercise of outstanding stock options														576,720
Shares were issued upon vesting of restricted share										3,485,890		3,767,180	3,000,000
Ordinary Shares were issued for convertible debenture											97,200	1,000,000
Shares were issued for conversion of convertible debenture												76,943,540
Class A Ordinary Shares [Member] | Prior to the Completion of the IPO [Member]
Ordinary shares [Line Items]
Voting rights per share										one
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary shares [Line Items]
Common stock, shares, outstanding										255,898,610	252,412,720	246,686,120	164,975,400
Number of shares issued upon conversion												76,943,540
Shares issued upon vesting											5,629,400
Class A Ordinary Shares [Member] | Stock options [Member]
Ordinary shares [Line Items]
Shares were issued upon exercise of outstanding stock options													1,919,760
Class B Ordinary Shares [Member]
Ordinary shares [Line Items]
Common stock, shares authorized										200,000,000	200,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares										$ 0.00005	$ 0.00005
Ordinary shares issued										122,072,980	122,072,980
Common stock, shares, outstanding										122,072,980	122,072,980
Class B Ordinary Shares [Member] | Prior to the Completion of the IPO [Member]
Ordinary shares [Line Items]
Voting rights per share										fifteen
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary shares [Line Items]
Common stock, shares, outstanding										122,072,980	122,072,980	122,072,980	122,072,980
Number of shares issued upon conversion
Class B Ordinary Shares [Member] | Chaohui Chen [Member]
Ordinary shares [Line Items]
Common stock, shares, outstanding	61,346,560
Class B Ordinary Shares [Member] | Zhiping Peng [Member]
Ordinary shares [Line Items]
Common stock, shares, outstanding	60,726,420
IPO [Member] | Minimum [Member]
Ordinary shares [Line Items]
Dividend (in Dollars) | $										$ 50,000
Shares issued										1,000,000,000
IPO [Member] | Maximum [Member]
Ordinary shares [Line Items]
Dividend (in Dollars) | $										$ 100,000
Shares issued										2,000,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary shares [Line Items]
Common stock, shares, outstanding	159,478,920
Converted shares	110,378,920
Ordinary shares issued	20,100,000
Ordinary shares issued and sold price per ADS (in Dollars per share) | $ / shares	$ 18
Preferred shares converted into ordinary shares	29,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary shares [Line Items]
Common stock, shares, outstanding	122,072,980
IPO [Member] | ADS [Member]
Ordinary shares [Line Items]
Ordinary shares issued	2,010,000